Investment properties - Reconciliation of Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in investment property [abstract]
Balance at beginning of year	$ 3,696,768,269	$ 3,212,164,164	$ 2,738,465,276
Additions	377,740,002	232,948,847	259,757,058
Foreign currency translation effect	8,370,535	(16,639,636)	13,001,109
Disposal of investment properties	(5,100,000)	(2,452,767)	(42,519,100)
Writte-offs from casualties	(409,945)	0	0
Gain on revaluation of investment properties	52,075,064	270,747,661	243,459,821
Balance at end of year	$ 4,129,443,925	$ 3,696,768,269	$ 3,212,164,164